Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Aug. 27, 2021	Aug. 12, 2021
Stock Based Compensation (Details) [Line Items]
Common stock available for award		1,958,030			1,958,030
Vesting period			3 years 2 months 23 days		3 years 8 months 12 days
Number of options Granted			125,000		1,083,550
Number of units granted			49,000		433,420
Previously Unrecognized stock based compensation expense recognized			$ 432	$ 176	$ 668	$ 825
Stock-based compensation			$ 432	$ 176	$ 668	$ 825
Common stock, shares authorized	125,000,000	125,000,000	125,000,000		125,000,000	125,000,000
Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Stock options contractual terms					10 years
Stock options vested (in Dollars)					$ 0
Unrecognized stock based compensation expense (in Dollars)	$ 4,900	$ 5,500	$ 4,900		$ 5,500
Vesting period			3 years		3 years
Weighted average grant-date fair value of stock options granted (in Dollars per share)			$ 0.89		$ 3.26
Number of options Granted	1,172,550	1,083,550
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Details) [Line Items]
Number of units granted	468,020	433,420
Aggregate fair value of awards vested during period			$ 0
Restricted common stock [Member]
Stock Based Compensation (Details) [Line Items]
Stock options contractual terms			10 years
Vesting period			3 years		3 years
Purchase price	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Aggregate fair value of awards vested during period						$ 0
2021 Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance							961,033	3,475,000
Common stock available for award	2,795,463		2,795,463
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus								4.00%
Common stock, shares authorized	4,436,033		4,436,033
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance							240,258		347,500
Common stock available for award	587,758		587,758
Number of shares issued under plan			0		0
Threshold annual increase in shares reserved and available for issuance by minimum number of shares of common sock of new clarus									347,500
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus									1.00%
Legacy Clarus Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Previously Unrecognized stock based compensation expense recognized			$ 200		$ 200
Stock-based compensation					$ 559	$ 825